Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	RUSSELL INVESTMENT FUNDS
Entity Central Index Key	0000824036
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000018545
Shareholder Report [Line Items]
Fund Name	U.S. Strategic Equity Fund
Trading Symbol	RIFAX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments?Site=RIF. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Additional Information Website	https://connect.rightprospectus.com/russellinvestments?Site=RIF
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
U.S. Strategic Equity Fund	$47.69	0.90%

Expenses Paid, Amount	$ 47.69
Expense Ratio, Percent	0.90%
AssetsNet	$ 604,393,000
Holdings Count | Holding	554
Advisory Fees Paid, Amount	$ 2,143,000
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$604,393 Total Number of Portfolio Holdings 554 Total Advisory Fees Paid (thousands) $2,143 Portfolio Turnover Rate21%
Holdings [Text Block]

Asset Class Exposure

Value	Value
Securities Sold Short	(5.4)%
Short-Term Investments	2.0%
Common Stocks	103.4%

C000018546
Shareholder Report [Line Items]
Fund Name	U.S. Small Cap Equity Fund
Trading Symbol	RIFBX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments?Site=RIF. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Additional Information Website	https://connect.rightprospectus.com/russellinvestments?Site=RIF
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
U.S. Small Cap Equity Fund	$56.89	1.13%

Expenses Paid, Amount	$ 56.89
Expense Ratio, Percent	1.13%
AssetsNet	$ 210,946,000
Holdings Count | Holding	1,115
Advisory Fees Paid, Amount	$ 956,000
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$210,946 Total Number of Portfolio Holdings 1,115 Total Advisory Fees Paid (thousands) $956 Portfolio Turnover Rate33%
Holdings [Text Block]

Asset Class Exposure

Value	Value
Other	0.7%
Securities Sold Short	(4.5)%
Other Securities	1.0%
Short-Term Investments	3.8%
Common Stocks	99.0%

C000018548
Shareholder Report [Line Items]
Fund Name	Global Real Estate Securities Fund
Trading Symbol	RIFSX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments?Site=RIF. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Additional Information Website	https://connect.rightprospectus.com/russellinvestments?Site=RIF
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Global Real Estate Securities Fund	$44.21	0.90%

Expenses Paid, Amount	$ 44.21
Expense Ratio, Percent	0.90%
AssetsNet	$ 925,486,000
Holdings Count | Holding	123
Advisory Fees Paid, Amount	$ 3,637,000
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$925,486 Total Number of Portfolio Holdings 123 Total Advisory Fees Paid (thousands) $3,637 Portfolio Turnover Rate40%
Holdings [Text Block]

Asset Class Exposure

Value	Value
Other	(0.4)%
Other Securities	1.3%
Short-Term Investments	3.5%
Common Stocks	95.6%

C000047306
Shareholder Report [Line Items]
Fund Name	Growth Strategy Fund
Trading Symbol	RIFIX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments?Site=RIF. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Additional Information Website	https://connect.rightprospectus.com/russellinvestments?Site=RIF
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Growth Strategy Fund	$7.74	0.15%

Expenses Paid, Amount	$ 7.74
Expense Ratio, Percent	0.15%
AssetsNet	$ 181,623,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 179,000
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$181,623 Total Number of Portfolio Holdings 11 Total Advisory Fees Paid (thousands) $179 Portfolio Turnover Rate1%
Holdings [Text Block]

Asset Class Exposure

Value	Value
Investments in Affiliated Funds	100.0%

C000047305
Shareholder Report [Line Items]
Fund Name	Balanced Strategy Fund
Trading Symbol	RIFHX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments?Site=RIF. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Additional Information Website	https://connect.rightprospectus.com/russellinvestments?Site=RIF
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Balanced Strategy Fund	$7.16	0.14%

Expenses Paid, Amount	$ 7.16
Expense Ratio, Percent	0.14%
AssetsNet	$ 216,463,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 213,000
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$216,463 Total Number of Portfolio Holdings 11 Total Advisory Fees Paid (thousands) $213 Portfolio Turnover Rate5%
Holdings [Text Block]

Asset Class Exposure

Value	Value
Investments in Affiliated Funds	100.0%

C000047307
Shareholder Report [Line Items]
Fund Name	Equity Growth Strategy Fund
Trading Symbol	RIFJX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments?Site=RIF. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Additional Information Website	https://connect.rightprospectus.com/russellinvestments?Site=RIF
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Equity Growth Strategy Fund	$7.77	0.15%

Expenses Paid, Amount	$ 7.77
Expense Ratio, Percent	0.15%
AssetsNet	$ 48,601,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 47,000
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$48,601 Total Number of Portfolio Holdings 10 Total Advisory Fees Paid (thousands) $47 Portfolio Turnover Rate4%
Holdings [Text Block]

Asset Class Exposure

Value	Value
Investments in Affiliated Funds	100.0%

C000018547
Shareholder Report [Line Items]
Fund Name	International Developed Markets Fund
Trading Symbol	RIFCX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments?Site=RIF. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Additional Information Website	https://connect.rightprospectus.com/russellinvestments?Site=RIF
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
International Developed Markets Fund	$51.33	1.02%

Expenses Paid, Amount	$ 51.33
Expense Ratio, Percent	1.02%
AssetsNet	$ 343,416,000
Holdings Count | Holding	572
Advisory Fees Paid, Amount	$ 1,553,000
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$343,416 Total Number of Portfolio Holdings 572 Total Advisory Fees Paid (thousands) $1,553 Portfolio Turnover Rate13%
Holdings [Text Block]

Asset Class Exposure

Value	Value
Other	1.5%
Other Securities	0.3%
Preferred Stocks	1.3%
Short-Term Investments	2.2%
Common Stocks	94.7%

C000018549
Shareholder Report [Line Items]
Fund Name	Strategic Bond Fund
Trading Symbol	RIFDX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments?Site=RIF. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Additional Information Website	https://connect.rightprospectus.com/russellinvestments?Site=RIF
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Strategic Bond Fund	$32.22	0.65%

Expenses Paid, Amount	$ 32.22
Expense Ratio, Percent	0.65%
AssetsNet	$ 866,243,000
Holdings Count | Holding	1,470
Advisory Fees Paid, Amount	$ 2,348,000
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$866,243 Total Number of Portfolio Holdings 1,470 Total Advisory Fees Paid (thousands) $2,348 Portfolio Turnover Rate33%
Holdings [Text Block]

Asset Class Exposure

Value	Value
Other	(7.9)%
Other Securities	0.2%
Short-Term Investments	27.5%
Long-Term Investments	80.2%

C000047304
Shareholder Report [Line Items]
Fund Name	Moderate Strategy Fund
Trading Symbol	RIFGX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments?Site=RIF. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Additional Information Website	https://connect.rightprospectus.com/russellinvestments?Site=RIF
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Moderate Strategy Fund	$7.08	0.14%

Expenses Paid, Amount	$ 7.08
Expense Ratio, Percent	0.14%
AssetsNet	$ 69,761,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 69,000
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$69,761 Total Number of Portfolio Holdings 10 Total Advisory Fees Paid (thousands) $69 Portfolio Turnover Rate2%
Holdings [Text Block]

Asset Class Exposure

Value	Value
Investments in Affiliated Funds	100.0%